SIGNIFICANT ACCOUNTING POLICIES - Share Based Compensation and Non-Controlling Interest (Details)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Share based compensation plan and employee share purchase plan
Employer match percentage	25.00%	25.00%
Vesting period	12 months	12 months
DragonWave HFCL India Private Limited
Non-controlling Interest
Ownership interest (as a percent)	50.10%	50.10%